Eaton Vance
National Limited Maturity Municipal Income Fund
December 31, 2023
Portfolio of Investments (Unaudited)

Corporate Bonds — 2.3%
Security	Principal Amount (000's omitted)	Value
Education — 1.4%
Chapman University, 1.76%, 4/1/28	$3,070	$ 2,700,328
Grand Canyon University, 4.125%, 10/1/24	4,750	4,489,225
		$ 7,189,553
Hospital — 0.9%
CommonSpirit Health, 6.073%, 11/1/27	$3,500	$ 3,604,114
Little Co. of Mary Hospital of Indiana, Inc.:
1.581%, 11/1/24	360	348,340
1.973%, 11/1/25	325	306,189
		$ 4,258,643
Total Corporate Bonds (identified cost $12,092,389)		$ 11,448,196

Tax-Exempt Municipal Obligations — 91.9%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.9%
Connecticut, (Revolving Fund), Green Bonds, 5.00%, 5/1/37	$3,000	$ 3,190,770
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/25	3,000	3,113,190
Minnesota Rural Water Finance Authority, Inc., 4.375%, 4/1/25	3,000	3,014,130
		$ 9,318,090
Education — 6.3%
Allegheny County Higher Education Building Authority, PA, (Carnegie Mellon University), 4.063%, (70% of SOFR + 0.29%), 2/1/27 (Put Date), 2/1/33(1)	$2,000	$ 1,977,600
Colorado State University, 4.375% to 3/1/29 (Put Date), 3/1/48	2,750	2,918,685
Curators of the University of Missouri, 4.00%, 11/1/33	3,000	3,014,280
Massachusetts Development Finance Agency, (Boston College), 5.00%, 7/1/38	2,500	2,500,775
Massachusetts Development Finance Agency, (Harvard University), 4.00%, 7/15/36	3,145	3,232,903
Massachusetts Development Finance Agency, (Northeastern University), 5.00%, 3/1/39	3,925	3,930,730
New York Dormitory Authority, (School Districts Revenue Bond Financing Program):
5.00%, 10/1/28	1,860	1,959,138
Security	Principal Amount (000's omitted)	Value
Education (continued)
New York Dormitory Authority, (School Districts Revenue Bond Financing Program): (continued)
5.00%, 10/1/29	$3,000	$ 3,189,660
5.00%, 10/1/30	2,000	2,123,720
University of North Carolina at Chapel Hill, 4.261%, (67% of SOFR + 0.65%), 12/1/24 (Put Date), 12/1/41(1)	6,300	6,306,804
		$ 31,154,295
Electric Utilities — 4.8%
Arkansas River Power Authority, CO, 5.00%, 10/1/30	$1,000	$ 1,054,600
Halifax County Industrial Development Authority, VA, (Virginia Electric and Power Co.), 1.65% to 5/31/24 (Put Date), 12/1/41	3,335	3,289,377
Hawaii Department of Budget and Finance, (Hawaiian Electric Co., Inc.), (AMT), 3.25%, 1/1/25	3,000	2,478,570
Long Island Power Authority, NY, Electric System Revenue, 5.00% to 9/1/27 (Put Date), 9/1/52	3,000	3,189,750
Mesa, AZ, Utility Systems Revenue, 4.00%, 7/1/37	5,000	5,011,600
Monroe County Development Authority, GA, (Georgia Power Co. Plant Scherer), 1.00% to 8/21/26 (Put Date), 7/1/49	1,000	908,160
Salt River Project Agricultural Improvement and Power District, AZ, 4.00%, 12/1/34	3,250	3,263,065
Utility Debt Securitization Authority, NY, 5.00%, 12/15/35	1,365	1,436,540
Western Minnesota Municipal Power Agency:
5.00%, 1/1/26	1,345	1,405,928
5.00%, 1/1/28	1,400	1,536,766
		$ 23,574,356
Escrowed/Prerefunded — 1.2%
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University):
Escrowed to Maturity, 4.00%, 4/1/25	$360	$ 364,179
Escrowed to Maturity, 4.00%, 4/1/26	375	384,304
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 6/15/24, 4.00%, 6/15/28	5,000	5,015,600
		$ 5,764,083
General Obligations — 13.0%
Bergen County Improvement Authority, NJ, (County Administration Complex), 5.00%, 11/15/24	$1,100	$ 1,120,922
Bristol, VA, 5.00%, 9/1/27	1,920	1,981,920
Chicago Board of Education, IL:
5.00%, 12/1/26	2,000	2,064,920
5.00%, 12/1/30	2,690	2,756,685

Eaton Vance
National Limited Maturity Municipal Income Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Chicago Board of Education, IL: (continued)
5.25%, 12/1/36	$1,000	$ 1,077,010
Connecticut, 4.00%, 6/15/34	5,000	5,035,000
Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/27	2,000	2,150,940
Detroit, MI, 5.00%, 4/1/25	150	151,943
Fort Bend Independent School District, TX, (PSF Guaranteed), 2.375% to 8/1/24 (Put Date), 8/1/49	3,920	3,886,131
Gwinnett County School District, GA:
4.00%, 2/1/33	5,000	5,051,650
5.00%, 2/1/26	2,220	2,274,346
Illinois:
5.00%, 2/1/25	4,000	4,077,120
5.00%, 3/1/25	3,250	3,317,632
5.00%, 11/1/26	5,000	5,273,750
5.50%, 5/1/30	500	560,900
Lubbock, TX, Waterworks System, 4.00%, 2/15/34	6,625	6,644,014
Millcreek Township School District, PA, 5.00%, 9/15/25	500	500,800
New Jersey, 2.00%, 6/1/27	4,000	3,860,320
New York, NY, 5.00%, 3/1/30	5,000	5,008,100
Ocean City, NJ, 2.00%, 10/15/31	745	669,472
Puerto Rico:
5.625%, 7/1/27	4,200	4,445,784
5.625%, 7/1/29	2,000	2,172,220
		$ 64,081,579
Hospital — 7.6%
Allegheny County Hospital Development Authority, PA, (UPMC), 4.29%, (SIFMA + 0.42%), 11/15/24(1)	$2,000	$ 1,991,840
Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health), 3.45% to 10/31/25 (Put Date), 1/15/48	1,500	1,508,805
Geisinger Authority, PA, (Geisinger Health System), 5.00% to 2/15/27 (Put Date), 4/1/43	7,500	7,831,425
Illinois Finance Authority, (Rush University Medical Center), 5.00%, 11/15/28	4,000	4,094,280
Indiana Finance Authority, (Franciscan Alliance, Inc.), 5.00%, 11/1/41	2,065	2,106,073
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.00%, 11/1/29	410	399,512
Maryland Health and Higher Educational Facilities Authority, (Frederick Health System):
5.00%, 7/1/24	400	403,336
5.00%, 7/1/25	475	487,796
Missouri Health and Educational Facilities Authority, (CoxHealth), 5.00%, 11/15/38	3,340	3,342,505
Missouri Health and Educational Facilities Authority, (Mercy Health), 5.00%, 6/1/30	3,500	3,830,540
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Ohio, (Cleveland Clinic Health System), 4.00%, 1/1/36	$2,000	$ 2,058,480
Oregon Facilities Authority, (Providence Health and Services Group), 5.00%, 10/1/24	1,000	1,000,460
Oregon Health and Science University, 5.00%, 7/1/39	2,250	2,335,635
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Scott & White Healthcare), 5.00% to 5/15/26 (Put Date), 11/15/52	2,000	2,077,960
Washington Health Care Facilities Authority, (Seattle Children's Hospital), 5.00%, 10/1/38	2,500	2,536,950
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), 5.00%, 8/1/25	1,230	1,242,374
		$ 37,247,971
Housing — 6.2%
District of Columbia Housing Finance Agency, 3.00% to 9/1/26 (Put Date), 9/1/28	$2,350	$ 2,312,917
District of Columbia Housing Finance Agency, (Faircliff Plaza East Apartments), 5.00% to 12/1/25 (Put Date), 12/1/26	2,775	2,847,649
EP Tuscany Zaragosa PFC, TX, (Tuscany at Mesa Hills and Villas at Zaragosa), 4.00%, 12/1/33	5,000	4,970,650
Massachusetts Housing Finance Agency, Sustainability Bonds, 4.00%, 12/1/25	2,500	2,532,675
Michigan Housing Development Authority, 3.75%, 4/1/27	2,250	2,253,105
Missouri Housing Development Commission, SFMR:
(FHLMC), (FNMA), (GNMA), 3.30%, 12/1/47	1,183	1,106,288
(FHLMC), (FNMA), (GNMA), 3.40%, 11/1/46	2,281	2,163,740
New York City Housing Development Corp., NY:
0.90% to 1/1/26 (Put Date), 11/1/60	3,000	2,795,670
Sustainable Development Bonds, 3.40% to 12/22/26 (Put Date), 11/1/62	2,000	2,005,080
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University):
5.00%, 7/1/32	115	121,288
5.00%, 7/1/33	200	210,416
Seattle Housing Authority, WA, (Juniper Apartments), 5.00%, 6/1/27	2,800	2,924,992
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(2)	95	95,000
Virginia Housing Development Authority, 4.10%, 10/1/27	4,000	4,031,040
		$ 30,370,510
Industrial Development Revenue — 5.9%
Allegheny County Industrial Development Authority, PA, (United States Steel Corp.), 4.875%, 11/1/24	$2,500	$ 2,497,925

Eaton Vance
National Limited Maturity Municipal Income Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
California Municipal Finance Authority, (Waste Management, Inc.), (AMT), 4.25% to 12/2/24 (Put Date), 12/1/44	$3,000	$ 3,006,030
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(3)	1,880	1,884,006
Monroe County Development Authority, GA, (Georgia Power Co. Plant Scherer), 3.875% to 3/6/26 (Put Date), 10/1/48	1,000	1,008,980
Montgomery County Industrial Development Authority, PA, (Constellation Energy Generation, LLC), 4.10% to 4/3/28 (Put Date), 4/1/53	2,000	2,040,560
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), 2.95%, 4/1/29(3)	860	785,085
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(3)	435	391,256
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 6.00%, 4/1/35	1,705	1,902,746
North Carolina Capital Facilities Finance Agency, (Republic Services, Inc.), 3.75%, 7/1/34(4)	3,000	3,000,000
Oregon Business Development Commission, (Intel Corp.), 3.80% to 6/15/28 (Put Date), 12/1/40	2,000	2,042,800
Public Finance Authority, WI, (Waste Management, Inc.), (AMT), 2.625%, 11/1/25	1,000	978,030
West Virginia Economic Development Authority, (Appalachian Power Co.), 3.75% to 6/1/25 (Put Date), 12/1/42	4,500	4,501,935
Whiting, IN, (BP Products North America, Inc.), (AMT), 5.00% to 6/5/26 (Put Date), 12/1/44	5,000	5,088,700
		$ 29,128,053
Insured - Electric Utilities — 0.1%
Puerto Rico Electric Power Authority:
(NPFG), 5.00%, 7/1/24	$115	$ 115,018
(NPFG), 5.00%, 7/1/25	300	298,326
		$ 413,344
Insured - General Obligations — 0.3%
Atlantic City, NJ, (BAM), 5.00%, 3/1/26	$250	$ 260,997
Vauxmont Metropolitan District, CO, (AGM), 5.00%, 12/1/31	910	1,020,538
		$ 1,281,535
Security	Principal Amount (000's omitted)	Value
Insured - Hospital — 0.0%(5)
Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$ 253,500
		$ 253,500
Insured - Special Tax Revenue — 0.4%
Garden State Preservation Trust, NJ, (AGM), 5.75%, 11/1/28	$1,000	$ 1,078,480
Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/25	1,140	1,074,108
		$ 2,152,588
Insured - Transportation — 1.1%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport):
(AGM), (AMT), 5.00%, 1/1/27	$815	$ 856,842
(AGM), (AMT), 5.00%, 1/1/28	1,000	1,069,340
Chicago, IL, (Midway International Airport), (BAM), (AMT), 5.00%, 1/1/28	3,250	3,475,355
		$ 5,401,537
Lease Revenue/Certificates of Participation — 3.1%
Avon Community School Building Corp., IN:
5.00%, 1/15/30	$500	$ 563,800
5.00%, 7/15/30	500	568,455
California Public Works Board, 5.00%, 9/1/25	4,040	4,193,318
New Jersey Economic Development Authority, (Portal N Bridge Project), 5.00%, 11/1/25	600	623,934
New Jersey Economic Development Authority, (State House), 4.00%, 6/15/29	3,340	3,489,899
New Jersey Transportation Trust Fund Authority, (Transportation Program):
5.00%, 6/15/26	1,000	1,054,580
5.00%, 6/15/27	1,000	1,078,620
5.00%, 6/15/33	2,500	2,979,950
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/24	590	594,301
		$ 15,146,857
Other Revenue — 7.3%
Black Belt Energy Gas District, AL:
4.24%, (SIFMA + 0.37%), 10/1/26 (Put Date), 10/1/49(1)	$5,000	$ 4,891,750
5.25% to 10/1/30 (Put Date), 1/1/54	3,500	3,766,315
5.50% to 2/1/29 (Put Date), 6/1/49	2,000	2,141,180
California Community Choice Financing Authority, Clean Energy Project Revenue, Green Bonds, 5.50% to 11/1/30 (Put Date), 10/1/54	4,970	5,516,352

Eaton Vance
National Limited Maturity Municipal Income Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
California Infrastructure and Economic Development Bank, (California Academy of Sciences), Sustainability Bonds, 4.22%, (SIFMA + 0.35%), 8/1/24 (Put Date), 8/1/47(1)	$1,050	$ 1,043,154
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(2)	1,200	480,000
Kalispel Tribe of Indians, WA, Series A, 5.00%, 1/1/32(3)	1,025	1,059,799
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
5.00% to 9/1/30 (Put Date), 9/1/53	2,500	2,675,975
5.00% to 12/1/30 (Put Date), 5/1/54	1,800	1,915,488
5.00% to 6/1/31 (Put Date), 12/1/53	2,500	2,692,125
Minnesota Municipal Gas Agency, (Liq: Royal Bank of Canada), 4.611%, (67% of SOFR + 1.00%), 12/1/52(1)	7,500	7,427,625
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, (Liq: Royal Bank of Canada), 4.516%, (67% of SOFR + 0.86%), 2/1/24 (Put Date), 10/1/48(1)	2,000	2,000,160
Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	145	144,999
		$ 35,754,922
Senior Living/Life Care — 2.8%
California Public Finance Authority, (Enso Village), Green Bonds, 2.125%, 11/15/27(3)	$425	$ 424,996
Fulton County Residential Care Facilities for the Elderly Authority, GA, (Canterbury Court):
4.00%, 4/1/26(3)	830	812,703
4.00%, 4/1/27(3)	765	742,517
4.00%, 4/1/29(3)	935	888,540
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 4.57%, (SIFMA + 0.70%), 5/1/26 (Put Date), 5/1/42(1)	435	426,109
James City County Economic Development Authority, VA, (Williamsburg Landing):
4.00%, 12/1/26	385	378,963
4.00%, 12/1/27	195	190,644
4.00%, 12/1/28	405	393,024
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/24	480	479,870
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village):
4.25%, 1/1/33	2,105	1,909,088
5.00%, 1/1/30	1,265	1,241,268
New Hope Cultural Education Facilities Finance Corp., TX, (The Outlook at Windhaven):
4.25%, 10/1/26	2,000	1,966,360
4.50%, 10/1/26	2,000	1,966,460
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Public Finance Authority, WI, (SearStone CCRC), 2.25%, 6/1/27(3)	$1,500	$ 1,407,000
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe):
4.00%, 12/1/27	355	345,213
4.00%, 12/1/28	270	260,293
West Cornwall Township Municipal Authority, PA, (Lebanon Valley Brethren Home), 4.00%, 11/15/25	115	113,814
		$ 13,946,862
Special Tax Revenue — 7.4%
Baltimore, MD, (Harbor Point), 3.15%, 6/1/29(3)	$200	$ 187,036
Bullhead, AZ, Excise Taxes Revenue:
0.95%, 7/1/26	350	328,139
1.15%, 7/1/27	750	695,978
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 4.00%, 8/1/35	5,720	5,763,586
Massachusetts School Building Authority, 5.00%, 8/15/37	3,170	3,254,671
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), 5.00%, 12/15/27	1,000	1,026,700
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.00%, 10/1/24	2,500	2,508,775
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13(2)	280	0
5.75%, 5/1/38	310	312,303
New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 2/1/36	5,000	5,080,150
Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue, 5.00%, 12/1/25	6,350	6,359,271
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/33	4,500	3,002,895
4.50%, 7/1/34	3,585	3,601,957
Sterling Hill Community Development District, FL, (Capital Improvements), 5.50%, 11/1/10(2)	276	129,520
Triborough Bridge and Tunnel Authority, NY, Green Bonds, 5.00%, 11/15/32	3,600	4,339,296
		$ 36,590,277
Student Loan — 1.1%
Iowa Student Loan Liquidity Corp., (AMT), 5.00%, 12/1/29	$1,575	$ 1,701,567
Massachusetts Educational Financing Authority:
(AMT), 3.50%, 7/1/33	2,520	2,434,925
(AMT), 3.625%, 7/1/38	1,305	1,243,182
		$ 5,379,674

Eaton Vance
National Limited Maturity Municipal Income Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation — 17.4%
Denver City and County, CO, Airport System Revenue:
(AMT), 5.00%, 11/15/24	$2,000	$ 2,023,760
(AMT), 5.00%, 11/15/28	4,920	5,351,878
(AMT), 5.25%, 11/15/26	1,000	1,058,220
(AMT), 5.25%, 11/15/27	1,100	1,188,880
(AMT), 5.50%, 11/15/27	5,000	5,010,950
Allegheny County Airport Authority, PA, (AMT), 5.00%, 1/1/28	1,005	1,070,405
Bay Area Toll Authority, CA, (San Francisco Bay Area), 4.17%, (SIFMA + 0.30%), 4/1/56(1)	5,000	4,879,050
Broward County, FL, Airport System Revenue:
(AMT), 5.00%, 10/1/29	2,000	2,045,360
(AMT), 5.00%, 10/1/30	2,480	2,535,850
Greater Orlando Aviation Authority, FL, (AMT), 5.00%, 10/1/27	2,550	2,726,536
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/30	5,000	5,341,950
Massachusetts Port Authority, (AMT), 5.00%, 7/1/34	3,000	3,021,690
Metropolitan Nashville Airport Authority, TN, (AMT), 5.00%, 7/1/28	1,000	1,076,790
Metropolitan Transportation Authority, TN, 5.25%, 11/15/36	5,500	5,791,280
Metropolitan Washington Airports Authority, D.C.:
(AMT), 5.00%, 10/1/28	2,265	2,462,666
(AMT), 5.00%, 10/1/29	2,000	2,133,080
(AMT), 5.00%, 10/1/32	6,360	6,594,112
North Texas Tollway Authority, 5.00%, 1/1/27	4,000	4,289,360
Pennsylvania Turnpike Commission, 5.00%, 12/1/39	2,850	3,111,231
Philadelphia, PA, Airport Revenue:
(AMT), 5.00%, 6/15/28	2,630	2,664,190
(AMT), 5.00%, 7/1/28	4,800	5,154,048
Port Authority of New York and New Jersey, (AMT), 5.00%, 11/15/32	1,500	1,561,320
Port of Portland, OR, (Portland International Airport), (AMT), 5.00%, 7/1/34	1,000	1,001,440
Port of Seattle, WA:
(AMT), 5.00%, 5/1/33	2,000	2,100,080
(AMT), 5.00%, 4/1/40	5,000	5,009,450
Salt Lake City, UT, (Salt Lake City International Airport):
(AMT), 5.00%, 7/1/31	2,460	2,638,375
(AMT), 5.00%, 7/1/32	3,500	3,691,870
South Jersey Transportation Authority, NJ, 5.00%, 11/1/24	395	399,554
		$ 85,933,375
Security	Principal Amount (000's omitted)	Value
Water and Sewer — 4.0%
Los Angeles Department of Water and Power, CA, Water System Revenue, (SPA: Barclays Bank PLC), 3.77%, 7/1/45(6)	$1,700	$ 1,700,000
Miami-Dade County, FL, Water and Sewer System Revenue, 4.00%, 10/1/37	2,705	2,750,065
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
5.00%, 6/15/35	3,050	3,146,502
(SPA: JPMorgan Chase Bank, N.A.), 4.10%, 6/15/50(6)	4,915	4,915,000
San Antonio, TX, Water System Revenue, 4.00%, 5/15/36	4,135	4,154,890
Tacoma, WA, Sewer Revenue, 4.00%, 12/1/33	3,220	3,252,522
		$ 19,918,979
Total Tax-Exempt Municipal Obligations (identified cost $447,598,137)		$452,812,387

Taxable Municipal Obligations — 5.2%
Security	Principal Amount (000's omitted)	Value
General Obligations — 1.1%
California, 5.222%, 3/1/24	$3,850	$ 3,848,691
Detroit, MI, Social Bonds, 2.711%, 4/1/26	700	644,210
Homewood, AL, 2.00%, 9/1/26	625	587,562
Nashua, NH, 1.40%, 1/15/33	375	286,519
		$ 5,366,982
Hospital — 0.2%
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.25%, 11/1/28	$1,025	$ 969,527
		$ 969,527
Housing — 1.2%
Maine Housing Authority, (SPA: TD Bank, N.A.), 5.37%, 11/15/50(7)	$1,300	$ 1,300,000
New York Housing Finance Agency, Social Bonds, (SPA: TD Bank, N.A.), 5.35%, 11/1/55(7)	4,620	4,620,000
		$ 5,920,000
Insured - General Obligations — 0.1%
Valley View School District, PA, (BAM), 1.55%, 5/15/24	$250	$ 246,218
Westland, MI, (BAM), 1.734%, 11/1/31	400	320,464
		$ 566,682

Eaton Vance
National Limited Maturity Municipal Income Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Transportation — 0.4%
Miami-Dade County, FL, Seaport Revenue, (AGM), 1.349%, 10/1/26	$2,035	$ 1,861,028
		$ 1,861,028
Senior Living/Life Care — 1.1%
Butler County Port Authority, OH, (Community First Solutions), 2.25%, 5/15/26	$215	$ 207,688
Indiana Finance Authority, (BHI Senior Living), 2.45%, 11/15/25	355	335,954
Montgomery County Industrial Development Authority, PA, (ACTS Retirement-Life Communities, Inc. Obligated Group), 2.60%, 11/15/24	4,000	3,893,160
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza), Green Bonds, 1.25%, 6/1/26	1,310	1,221,758
		$ 5,658,560
Special Tax Revenue — 0.7%
American Samoa Economic Development Authority, 2.47%, 9/1/24(3)	$250	$ 244,673
Massachusetts School Building Authority, Social Bonds, 1.753%, 8/15/30	3,500	3,011,504
		$ 3,256,177
Student Loan — 0.1%
Rhode Island Student Loan Authority, 2.373%, 12/1/28	$400	$ 359,008
		$ 359,008
Water and Sewer — 0.3%
Metropolitan Water District of Southern California, (SPA: TD Bank, N.A.), 5.33%, 7/1/37(7)	$1,450	$ 1,450,000
		$ 1,450,000
Total Taxable Municipal Obligations (identified cost $26,164,808)		$ 25,407,964
Total Investments — 99.4% (identified cost $485,855,334)		$489,668,547
Other Assets, Less Liabilities — 0.6%		$ 3,155,038
Net Assets — 100.0%		$492,823,585

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Floating rate security. The stated interest rate represents the rate in effect at December 31, 2023.
(2)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed bankruptcy.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2023, the aggregate value of these securities is $8,827,610 or 1.8% of the Fund's net assets.
(4)	Variable rate security that may be tendered at par quarterly. The stated interest rate, which resets quarterly, is determined by the remarketing agent and represents the rate in effect at December 31, 2023.
(5)	Amount is less than 0.05%.
(6)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at December 31, 2023.
(7)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at December 31, 2023.
At December 31, 2023, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
New York	11.2%
Others, representing less than 10% individually	85.9%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2023, 2.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 1.2% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue

Eaton Vance
National Limited Maturity Municipal Income Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate

SPA	– Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at December 31, 2023.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 11,448,196	$ —	$ 11,448,196
Tax-Exempt Municipal Obligations	—	452,812,387	—	452,812,387
Taxable Municipal Obligations	—	25,407,964	—	25,407,964
Total Investments	$ —	$489,668,547	$ —	$489,668,547
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.